Commitments and Contingencies - Assets Pledged as Collateral (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Book value of jack-up rigs pledged as collateral	$ 2,742.7	$ 2,671.7